                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    October 31, 2006
                                                  Estimated average burden
                                                  hours per response.......19.3
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-8644
                                  ---------------------------------------------

                            Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                      3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

      BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   ----------------------------

Date of fiscal year end:   December 31, 2004
                        --------------------------
Date of reporting period:  June 30, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

BB&T LARGE CAP VALUE FUND*

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       FAIR
 SHARES                                                                VALUE
---------                                                         --------------
COMMON STOCKS (97.6%):
           CONSUMER DISCRETIONARY (10.5%):
   66,000  Cox Communications, Inc. Class A (b)                   $    1,834,140
   23,000  Gannett Company, Inc.                                       1,951,550
   55,000  Mattel, Inc.                                                1,003,750
   31,400  May Department Stores Co.                                     863,186
   39,800  Sonoco Products Co.                                         1,014,900
   89,000  The Walt Disney Co.                                         2,268,610
   12,600  V.F. Corp.                                                    613,620
   14,100  Whirlpool Corp.                                               967,260
                                                                  --------------
                                                                      10,517,016
                                                                  --------------
           CONSUMER STAPLES (7.2%):
   60,400  Albertson's, Inc.                                           1,603,016
   24,000  Altria Group, Inc.                                          1,201,200
   38,000  Kimberly-Clark Corp.                                        2,503,440
   82,452  Sara Lee Corp.                                              1,895,571
                                                                  --------------
                                                                       7,203,227
                                                                  --------------
           ENERGY (10.7%):
   31,000  Anadarko Petroleum Corp.                                    1,816,600
   20,900  ChevronTexaco Corp.                                         1,966,899
   35,700  ConocoPhillips                                              2,723,553
   22,632  Exxon Mobil Corp.                                           1,005,087
   39,500  Royal Dutch Petroleum Co. -- NY Shares                      2,040,965
   18,000  Schlumberger, Ltd.                                          1,143,180
                                                                  --------------
                                                                      10,696,284
                                                                  --------------
           FINANCIALS (26.4%):
   29,000  American Express Co.                                        1,490,020
   10,000  American International Group, Inc.                            712,800
   63,500  Aon Corp.                                                   1,807,845
   23,000  Bank of America Corp.                                       1,946,260
   20,000  Bank One Corp.                                              1,020,000
   22,333  Citigroup, Inc.                                             1,038,485
   15,000  Equity Residential                                            445,950
   22,000  Fannie Mae                                                  1,569,920
   22,500  Franklin Resources, Inc.                                    1,126,800
   43,614  ING Groep NV -- ADR                                         1,033,652
   28,090  J.P. Morgan Chase & Co.                                     1,089,049
   22,200  Lincoln National Corp.                                      1,048,950
   47,000  Northern Trust Corp.                                        1,987,160
   35,000  Old Republic International Corp.                              830,200
   35,000  PNC Financial Services Group                                1,857,800
   51,600  St. Paul Companies, Inc.                                    2,091,864
   28,000  SunTrust Banks, Inc.                                        1,819,720
   47,000  Washington Mutual, Inc.                                     1,816,080
   32,000  Wells Fargo & Co.                                           1,831,360
                                                                  --------------
                                                                      26,563,915
                                                                  --------------
           HEALTH CARE (10.3%):
   29,200  Abbott Laboratories                                         1,190,192
   23,000  Becton, Dickinson & Co.                                     1,191,400
   28,600  Bristol-Myers Squibb Co.                                      700,700
   24,000  Cigna Corp.                                                 1,651,440
   23,000  HCA, Inc.                                                     956,570
    2,420  Hospira, Inc. (b)                                              66,792
   26,400  Johnson & Johnson                                           1,470,480
   44,000  Merck & Company, Inc.                                       2,090,000
   14,250  Mylan Laboratories, Inc.                                      288,563
   40,000  Schering-Plough Corp.                                         739,200
                                                                  --------------
                                                                      10,345,337
                                                                  --------------
           INDUSTRIALS (8.0%):
   36,500  Emerson Electric Co.                                   $    2,319,575
   24,000  H & R Block, Inc.                                           1,144,320
   14,900  Parker-Hannifin Corp.                                         885,954
   46,000  Pitney Bowes, Inc.                                          2,035,500
   45,000  Raytheon Co.                                                1,609,650
                                                                  --------------
                                                                       7,994,999
                                                                  --------------
           INFORMATION TECHNOLOGY (8.2%):
   32,424  Agilent Technologies, Inc. (b)                                949,375
   45,400  Automatic Data Processing, Inc.                             1,901,352
   25,000  First Data Corp.                                            1,113,000
   55,200  Hewlett-Packard Co.                                         1,164,720
    9,800  IBM Corp.                                                     863,870
   35,000  Microsoft Corp.                                               999,600
   87,000  Nokia Corp. -- ADR                                          1,264,980
                                                                  --------------
                                                                       8,256,897
                                                                  --------------
           MATERIALS (4.2%):
   22,000  Air Products & Chemical, Inc.                               1,153,900
   29,000  Alcoa, Inc.                                                   957,870
   18,000  E.I. du Pont de Nemours & Co.                                 799,560
   20,000  Weyerhaeuser Co.                                            1,262,400
                                                                  --------------
                                                                       4,173,730
                                                                  --------------
           RAIL & ROAD (1.8%):
   68,200  Norfolk Southern Corp.                                      1,808,664
                                                                  --------------
           TELECOMMUNICATION SERVICES (4.5%):
   22,830  AT&T Corp.                                                    334,002
   70,800  BellSouth Corp.                                             1,856,376
   53,400  SBC Communications, Inc.                                    1,294,950
   60,000  Sprint Corp.                                                1,056,000
                                                                  --------------
                                                                       4,541,328
                                                                  --------------
           UTILITIES (5.8%):
   19,000  Dominion Resources, Inc.                                    1,198,520
   30,000  Duke Energy Corp.                                             608,700
   38,200  National Fuel Gas Co.                                         955,000
   60,000  NiSource, Inc.                                              1,237,200
   27,000  TXU Corp.                                                   1,093,770
   41,910  Xcel Energy, Inc.                                             700,316
                                                                  --------------
                                                                       5,793,506
                                                                  --------------
           Total Common Stocks                                        97,894,903
                                                                  --------------
INVESTMENT COMPANY (2.7%):
2,744,775  Federated Prime Cash Obligation Fund                        2,744,775
                                                                  --------------
Total Investments (Cost $88,567,972) (a) -- 100.3%                   100,639,678
Other assets (liabilities) -- (0.3)%                                    (348,634)
                                                                  --------------
NET ASSETS -- 100.0%                                              $  100,291,044
                                                                  ==============

----------
 *   Formerly known as BB&T Growth and Income Fund.

(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation as follows:

         Unrealized appreciation              $ 15,083,214
         Unrealized depreciation                (3,011,508)
                                              ------------
         Net unrealized appreciation          $ 12,071,706
                                              ============

(b)  Represents non-income producing securities.

ADR -- American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T MID CAP GROWTH*

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       FAIR
 SHARES                                                                VALUE
---------                                                         --------------
COMMON STOCKS (96.3%):
           CONSUMER DISCRETIONARY (24.2%):
    6,600  Advance Auto Parts, Inc. (b)                           $      291,588
   15,700  Aeropostale, Inc. (b)                                         422,487
    7,000  Chico's FAS, Inc. (b)                                         316,120
   13,000  Coach, Inc. (b)                                               587,470
    2,500  E.W. Scripps Co. -- Class A                                   262,500
    5,000  Getty Images, Inc. (b)                                        300,000
    5,300  Harman International Industries, Inc.                         482,300
    4,700  Michaels Stores, Inc.                                         258,500
   14,400  MSC Industrial Direct Co. -- Class A                          472,896
    5,300  O'Reilly Automotive, Inc. (b)                                 239,560
   20,500  PETsMART, Inc.                                                665,225
    5,200  Pulte Homes, Inc.                                             270,556
    9,000  Royal Caribbean Cruises, Ltd.                                 390,690
    9,700  Ruby Tuesday, Inc.                                            266,265
    7,500  Starbucks Corp. (b)                                           326,100
   10,100  Starwood Hotels & Resorts Worldwide, Inc. (b)                 452,985
      300  The Washington Post Co. -- Class B                            279,003
    8,600  Urban Outfitters, Inc. (b)                                    523,826
                                                                  --------------
                                                                       6,808,071
                                                                  --------------
           CONSUMER STAPLES (3.3%):
   16,400  United Natural Foods, Inc. (b)                                474,124
    9,100  Estee Lauder Co., Inc. -- Class A (b)                         443,898
                                                                  --------------
                                                                         918,022
                                                                  --------------
           ENERGY (4.6%):
    8,500  BJ Services Co. (b)                                           389,640
   13,300  National-Oilwell, Inc. (b)                                    418,817
   16,500  XTO Energy, Inc.                                              491,535
                                                                  --------------
                                                                       1,299,992
                                                                  --------------
           FINANCIALS (4.1%):
    4,100  Commerce Bancorp, Inc. (b)                                    225,541
    3,000  Legg Mason, Inc.                                              273,030
   24,500  Providian Financial Corp. (b)                                 359,415
    5,700  T. Rowe Price Group, Inc.                                     287,280
                                                                  --------------
                                                                       1,145,266
                                                                  --------------
           HEALTH CARE (19.6%):
    4,800  Beckman Coulter, Inc.                                         292,800
    4,900  Biogen Idec, Inc. (b)                                         309,925
   17,608  Caremark Rx, Inc. (b)                                         580,008
    8,500  Celgene Corp. (b)                                             486,710
    7,100  Fisher Scientific International, Inc. (b)                     410,025
   10,000  Gen-Probe, Inc. (b)                                           473,200
    4,000  ImClone Systems, Inc. (b)                                     343,160
    6,700  INAMED Corp. (b)                                              421,095
    5,300  Neurocrine Biosciences, Inc. (b)                              274,805
    8,900  Omnicare, Inc.                                                381,009
    4,500  Patterson Dental Co. (b)                                      344,205
    8,100  Renal Care Group, Inc. (b)                                    268,353
    6,200  Stryker Corp. (b)                                             341,000
    3,200  Varian Medical Systems, Inc. (b)                              253,920
    3,800  Zimmer Holdings, Inc. (b)                                     335,160
                                                                  --------------
                                                                       5,515,375
                                                                  --------------
           INDUSTRIALS (8.3%):
    2,900  Apollo Group, Inc. -- Class A (b)                             256,041
    3,000  BorgWarner, Inc.                                              131,310
    4,300  Cummins, Inc.                                                 268,750
    5,300  Fastenal Co.                                                  301,199
    4,400  ITT Industries, Inc.                                   $      365,200
    8,900  J.B. Hunt Transport Services, Inc.                            343,362
    6,700  Manpower, Inc.                                                340,159
    8,500  Rockwell Automation, Inc.                                     318,835
                                                                  --------------
                                                                       2,324,856
                                                                  --------------
           INFORMATION TECHNOLOGY (26.9%):
   27,000  Activision, Inc. (b)                                          429,300
    6,100  Adobe Systems, Inc.                                           283,650
   11,000  Amphenol Corp. -- Class A (b)                                 366,520
    5,400  Analog Devices, Inc.                                          254,232
   15,000  Andrew Corp. (b)                                              300,150
   12,100  Apple Computer, Inc. (b)                                      393,734
   11,300  Ask Jeeves, Inc. (b)                                          441,039
   15,500  ATI Technologies, Inc. (b)                                    292,330
   11,300  Autodesk, Inc.                                                483,753
    9,800  Broadcom Corp. -- Class A (b)                                 458,346
   12,000  Cognizant Technology Solutions Corp. -- Class A (b)           304,920
   15,000  Comverse Technology, Inc. (b)                                 299,100
   25,000  Flextronics International, Ltd. (b)                           398,750
   15,000  Marvel Technology Group, Ltd. (b)                             400,500
   10,800  Microchip Technology, Inc.                                    340,632
   13,200  National Semiconductor Corp. (b)                              290,268
   12,500  Polycom, Inc. (b)                                             280,125
    5,400  Research in Motion, Ltd. (b)                                  369,575
    8,900  SINA Corp. (b)                                                293,611
    8,400  Symantec Corp. (b)                                            367,752
    1,500  University of Phoenix Online (b)                              131,385
    4,600  Zebra Technologies Corp. -- Class A (b)                       400,200
                                                                  --------------
                                                                       7,579,872
                                                                  --------------
           MATERIALS (2.2%):
    4,700  Inco, Ltd. (b)                                                162,432
    8,300  Peabody Energy Corp.                                          464,717
                                                                  --------------
                                                                         627,149
                                                                  --------------
           TELECOMMUNICATION SERVICES (3.1%):
   15,500  American Tower Corp. -- Class A (b)                           235,600
    1,700  Mobile Telesystems -- ADR                                     207,400
    5,500  SpectraSite, Inc. (b)                                         237,710
    2,100  VimpelCom -- ADR (b)                                          202,545
                                                                  --------------
                                                                         883,255
                                                                  --------------
           Total Common Stocks                                        27,101,858
                                                                  --------------
INVESTMENT COMPANY (3.8%):
1,074,211  Federated Prime Cash Obligation Fund                        1,074,211
                                                                  --------------
Total Investments (Cost $22,393,851) (a) -- 100.1%                    28,176,069
Other assets (liabilities) -- (0.1)%                                     (10,677)
                                                                  --------------
NET ASSETS -- 100.0%                                              $   28,165,392
                                                                  ==============

----------
*    Formerly known as BB&T Capital Appreciation Fund.

(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation as follows:

         Unrealized appreciation              $  5,876,718
         Unrealized depreciation                   (94,500)
                                              ------------
         Net unrealized appreciation          $  5,782,218
                                              ============

(b)  Represents non-income producing securities.

ADR -- American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T LARGE COMPANY GROWTH FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       FAIR
 SHARES                                                                VALUE
---------                                                         --------------
COMMON STOCKS (97.2%):
           CONSUMER DISCRETIONARY (12.1%):
    3,700  Best Buy Co., Inc.                                     $      187,738
    4,900  eBay, Inc. (b)                                                450,555
    5,500  Harley-Davidson, Inc.                                         340,670
    6,300  Home Depot, Inc.                                              221,760
    3,500  Nike, Inc. -- Class B                                         265,125
    9,000  Target Corp.                                                  382,230
    6,000  The News Corporation Limited -- ADR                           212,520
    8,000  Wal-Mart Stores, Inc.                                         422,080
                                                                  --------------
                                                                       2,482,678
                                                                  --------------
           CONSUMER STAPLES (10.8%):
    6,400  Coca-Cola Co. (b)                                             323,072
    9,200  Estee Lauder Co., Inc. -- Class A (b)                         448,776
    2,800  Morgan Stanley                                                147,756
    9,100  PepsiCo, Inc.                                                 490,308
    6,300  Procter & Gamble Co.                                          342,972
   13,000  Sysco Corp.                                                   466,310
                                                                  --------------
                                                                       2,219,194
                                                                  --------------
           ENERGY (3.0%):
    4,800  Anadarko Petroleum Corp.                                      281,280
    5,600  Apache Corp.                                                  243,880
    2,500  Baker Hughes, Inc.                                             94,125
                                                                  --------------
                                                                         619,285
                                                                  --------------
           FINANCIALS (7.3%):
    3,500  American Express Co.                                          179,830
    6,500  American International Group, Inc.                            463,320
    5,500  Citigroup, Inc.                                               255,750
    6,500  J.P. Morgan Chase & Co.                                       252,005
    3,200  PNC Financial Services Group                                  169,856
    4,000  Wachovia Corp.                                                178,000
                                                                  --------------
                                                                       1,498,761
                                                                  --------------
           HEALTH CARE (24.5%):
    5,000  Becton, Dickinson & Co.                                       259,000
    7,600  Boston Scientific Corp. (b)                                   325,280
    3,500  Cardinal Health, Inc.                                         245,175
    3,500  Forest Laboratories, Inc. (b)                                 198,205
    4,800  Genentech, Inc. (b)                                           269,760
    4,500  Genzyme Corp. (b)                                             212,985
    4,000  Gilead Sciences, Inc. (b)                                     268,000
    8,000  GlaxoSmithKline plc ADR                                       331,680
    4,500  Johnson & Johnson                                             250,650
    4,900  Medtronic, Inc.                                               238,728
   14,000  Pfizer, Inc.                                                  479,920
    4,000  Quest Diagnostics, Inc.                                       339,800
    4,000  St. Jude Medical, Inc. (b)                                    302,600
    5,800  Stryker Corp.                                                 319,000
    6,800  Teva Pharmaceutical Industries Ltd. -- ADR                    457,572
    5,000  Unitedhealth Group, Inc.                                      311,250
    2,500  Zimmer Holdings, Inc. (b)                                     220,500
                                                                  --------------
                                                                       5,030,105
                                                                  --------------
           INDUSTRIALS (14.7%):
    5,000  Danaher Corp.                                                 259,250
    6,000  Fedex Corp. (b)                                               490,140
   15,500  General Electric Co.                                   $      502,200
    7,800  Honeywell International, Inc.                                 285,714
    3,500  Illinois Tool Works, Inc.                                     335,615
   20,000  Tyco International Ltd.                                       662,800
    5,200  United Technologies Corp.                                     475,696
                                                                  --------------
                                                                       3,011,415
                                                                  --------------
           INFORMATION TECHNOLOGY (23.7%):
    6,000  Adobe Systems, Inc.                                           279,000
   11,500  Affiliated Computer Services -- Class A (b)                   608,810
    4,500  Analog Devices, Inc.                                          211,860
    6,800  Broadcom Corp. -- Class A (b)                                 318,036
   20,000  Cisco Systems, Inc.                                           474,000
    7,600  Computer Associates International, Inc.                       213,256
    9,500  Dell, Inc.                                                    340,290
    6,500  First Data Corp.                                              289,380
   13,400  Flextronics International, Ltd. (b)                           213,730
   15,500  Intel Corp.                                                   427,800
   18,000  Microsoft Corp.                                               514,080
   18,000  Oracle Corp. (b)                                              214,740
    9,500  SAP AG -- ADR                                                  397,195
   15,000  Texas Instruments, Inc.                                       362,700
                                                                  --------------
                                                                       4,864,877
                                                                  --------------
           MATERIALS (1.1%):
    3,300  Alcoa, Inc.                                                   108,999
    1,600  Phelps Dodge Corp.                                            124,016
                                                                  --------------
                                                                         233,015
                                                                  --------------
           Total Common Stocks                                        19,959,330
                                                                  --------------
INVESTMENT COMPANY (1.6%):
  328,900  Federated Prime Cash Obligations Fund                         328,900
                                                                  --------------
Total Investments (Cost $18,177,683) (a) -- 98.8%                     20,288,230
Other assets (liabilities) -- 1.2%                                       222,408
                                                                  --------------
NET ASSETS -- 100.0%                                              $   20,510,638
                                                                  ==============

----------
(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation              $  2,320,095
         Unrealized depreciation                  (209,548)
                                              ------------
         Net Unrealized appreciation          $  2,110,547
                                              ============

(b)  Represents non-income producing securities.

ADR -- American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL MANAGER EQUITY FUND*

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                       FAIR
 SHARES                                                                VALUE
---------                                                         --------------
INVESTMENT COMPANIES (100.0%):
  370,054  BB&T Equity Index Fund -- Class A                      $    2,842,012
  395,826  BB&T International Equity Fund --
             Institutional Class                                       3,261,607
  523,012  BB&T Large Company Growth Fund --
             Institutional Class (b)                                   4,576,359
  394,915  BB&T Large Company Value Fund --
             Institutional Class                                       6,816,226
   92,102  BB&T Mid Cap Growth Fund --
             Institutional Class (b)                                   1,092,333
  101,926  BB&T Mid Cap Value Fund --
             Institutional Class                                       1,579,847
   54,130  BB&T Small Company Growth Fund --
             Institutional Class(b)                                      683,659
   74,836  BB&T Small Company Value Fund --
             Institutional Class                                       1,047,708
  987,548  BB&T U.S. Treasury Money Market Fund --
             Institutional Class                                  $      987,548
                                                                  --------------
           Total Investment Companies                                 22,887,299
                                                                  --------------

Total Investments in Affiliates (Cost $23,012,148) (a) -- 100%        22,887,299
Other assets (liabilities) -- 0.0%                                        (8,676)
                                                                  --------------
NET ASSETS -- 100.0%                                              $   22,878,623
                                                                  ==============

----------
*    Formerly known as BB&T Capital Manager Aggressive Growth Fund.

(a) Represents cost for financial reporting purposes, is substantially the same for federal tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation              $    459,446
         Unrealized depreciation                  (584,295)
                                              ------------
         Net unrealized deppreciation         $   (124,849)
                                              ============

(b)  Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                This page is intentionally left blank.

BB&T FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                    LARGE CAP        MID CAP       LARGE COMPANY   CAPITAL MANAGER
                                                                 VALUE FUND (a)  GROWTH FUND (b)    GROWTH FUND    EQUITY FUND (c)
                                                                 --------------  ---------------  ---------------  ---------------
ASSETS:
   Investments:
      Unaffiliated investments, at cost                          $   88,567,972  $    22,393,851  $    18,177,683  $            --
      Investment in affiliates, at cost                                      --               --               --       23,012,148
                                                                 --------------  ---------------  ---------------  ---------------
      Total Investments, at cost                                     88,567,972       22,393,851       18,177,683       23,012,148
      Unrealized appreciation (depreciation)                         12,071,706        5,782,218        2,110,547         (124,849)
                                                                 --------------  ---------------  ---------------  ---------------
      Investments, at value                                         100,639,678       28,176,069       20,288,230       22,887,299
   Interest and dividends receivable                                    153,114            7,908           13,866           34,175
   Receivable for investments sold                                           --               --          223,805               --
   Prepaid expenses                                                       3,112              725              582              691
                                                                 --------------  ---------------  ---------------  ---------------
        Total Assets                                                100,795,904       28,184,702       20,526,483       22,922,165
                                                                 --------------  ---------------  ---------------  ---------------

LIABILITIES:
   Dividends payable                                                    412,194               --               --           29,481
   Accrued expenses and other payables:
      Investment advisory fees                                           49,121            7,850            5,665            2,778
      Administration, transfer agent, and fund accounting fees              839              859              836              837
      Other                                                              42,706           10,601            9,344           10,446
                                                                 --------------  ---------------  ---------------  ---------------
        Total Liabilities                                               504,860           19,310           15,845           43,542
                                                                 --------------  ---------------  ---------------  ---------------

NET ASSETS:
   Capital                                                           95,085,617       22,974,779       19,345,600       23,472,317
   Undistributed net investment income (loss)                                --          (74,177)          (3,032)              --
   Net realized (losses) from investment transactions                (6,866,279)        (517,428)        (942,477)        (468,845)
   Net unrealized appreciation (depreciation) of investments         12,071,706        5,782,218        2,110,547         (124,849)
                                                                 --------------  ---------------  ---------------  ---------------
        Net Assets                                               $  100,291,044  $    28,165,392  $    20,510,638  $    22,878,623
                                                                 ==============  ===============  ===============  ===============
   Outstanding Units of Beneficial Interest (Shares)                  8,120,745        2,271,778        2,085,247        2,470,462
                                                                 ==============  ===============  ===============  ===============
   Net Asset Value -- offering and redemption price per share    $        12.35  $         12.40  $          9.84  $          9.26
                                                                 ==============  ===============  ===============  ===============

----------
(a)  Formerly known as BB&T Growth and Income Fund.
(b)  Formerly known as BB&T Capital Appreciation Fund.
(c)  Formerly known as BB&T Capital Manager Aggressive Growth Fund.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    LARGE CAP        MID CAP       LARGE COMPANY   CAPITAL MANAGER
                                                                 VALUE FUND (a)  GROWTH FUND (b)    GROWTH FUND    EQUITY FUND (c)
                                                                 --------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
   Interest income                                               $           --  $            --  $             4  $            --
   Dividend income                                                    1,195,474           35,396           83,549               --
   Dividend income from affiliates                                           --               --               --           90,632
                                                                 --------------  ---------------  ---------------  ---------------
   Total Investment Income:                                           1,195,474           35,396           83,553           90,632
                                                                 --------------  ---------------  ---------------  ---------------

EXPENSES:
   Investment advisory fees                                             362,065           96,223           72,663           27,209
   Administration, transfer agent, and fund accounting fees             115,808           45,494           39,118           19,858
   Custodian fees                                                         9,282            2,531            1,828            1,973
   Professional fees                                                     38,648           11,734            8,836            8,987
   Other                                                                 15,093            4,303            3,418            3,802
                                                                 --------------  ---------------  ---------------  ---------------
   Total expenses before waivers                                        540,896          160,285          125,863           61,829
   Less expenses waived by the Investment Advisor                       (68,498)         (50,712)         (39,278)         (10,884)
   Less expenses waived by the Administrator                            (73,392)              --               --               --
                                                                 --------------  ---------------  ---------------  ---------------
      Net Expenses                                                      399,006          109,573           86,585           50,945
                                                                 --------------  ---------------  ---------------  ---------------
   Net Investment Income (Loss)                                         796,468          (74,177)          (3,032)          39,687
                                                                 --------------  ---------------  ---------------  ---------------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) from investment transactions             583,809        1,315,253          919,639               --
   Net realized losses on investments with affiliates                        --               --               --             (241)
   Change in unrealized appreciation/depreciation from
      investments                                                     2,192,811          271,323         (535,231)         629,150
                                                                 --------------  ---------------  ---------------  ---------------
   Net realized/unrealized gains (losses) on investments              2,776,620        1,586,576          384,408          628,909
                                                                 --------------  ---------------  ---------------  ---------------
   Change in net assets from operations                          $    3,573,088  $     1,512,399  $       381,376  $       668,596
                                                                 ==============  ===============  ===============  ===============

----------
(a)  Formerly known as BB&T Growth and Income Fund.
(b)  Formerly known as BB&T Capital Appreciation Fund.
(c)  Formerly known as BB&T Capital Manager Aggressive Growth Fund.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
JUNE 30, 2004

                                                                                                    LARGE CAP
                                                                                                  VALUE FUND (a)
                                                                                      --------------------------------------
                                                                                         FOR THE SIX         FOR THE YEAR
                                                                                         MONTHS ENDED            ENDED
                                                                                        JUNE 30, 2004      DECEMBER 31, 2003
                                                                                      -----------------    -----------------
                                                                                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                                       $         796,468    $       1,375,415
   Net realized gains (losses) from investment transactions                                     583,809           (1,171,795)
   Net realized losses on investments with affiliates                                                --                   --
   Net realized distributions from underlying funds                                                  --                   --
   Change in unrealized appreciation/depreciation of investments                              2,192,811           16,936,845
                                                                                      -----------------    -----------------
   Change in net assets from operations                                                       3,573,088           17,140,465
                                                                                      -----------------    -----------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                                                       (796,468)          (1,375,415)
   Return of capital                                                                                 --              (11,320)
                                                                                      -----------------    -----------------
   Change in net assets from dividends to shareholder                                          (796,468)          (1,386,735)
                                                                                      -----------------    -----------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                                3,548,296           15,608,337
   Dividends reinvested                                                                         803,909            1,289,953
   Cost of shares redeemed                                                                   (1,521,081)          (1,635,840)
                                                                                      -----------------    -----------------
   Change in net assets from capital transactions                                             2,831,124           15,262,450
                                                                                      -----------------    -----------------
   Change in net assets                                                                       5,607,744           31,016,180
                                                                                      -----------------    -----------------
NET ASSETS:
   Beginning of Year                                                                         94,683,300           63,667,120
                                                                                      -----------------    -----------------
   End of Period                                                                      $     100,291,044    $      94,683,300
                                                                                      =================    =================
SHARE TRANSACTIONS:
   Issued                                                                                       289,032            1,477,991
   Reinvested                                                                                    66,416              127,113
   Redeemed                                                                                    (124,011)            (162,611)
                                                                                      -----------------    -----------------
   Change in shares                                                                             231,437            1,442,493
                                                                                      =================    =================
   Undistributed net investment income (loss)                                         $              --    $              --
                                                                                      =================    =================

----------
(a)  Formerly known as BB&T Growth and Income Fund.
(b)  Formerly known as BB&T Capital Appreciation Fund.
(c)  Formerly known as BB&T Capital Manager Aggressive Growth Fund.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                                                     MID CAP
                                                                                                  GROWTH FUND (b)
                                                                                      --------------------------------------
                                                                                         FOR THE SIX         FOR THE YEAR
                                                                                         MONTHS ENDED            ENDED
                                                                                        JUNE 30, 2004      DECEMBER 31, 2003
                                                                                      -----------------    -----------------
                                                                                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                                       $         (74,177)   $        (128,036)
   Net realized gains (losses) from investment transactions                                   1,315,253              251,091
   Net realized losses on investments with affiliates                                                --                   --
   Net realized distributions from underlying funds                                                  --                   --
   Change in unrealized appreciation/depreciation of investments                                271,323            5,054,093
                                                                                      -----------------    -----------------
   Change in net assets from operations                                                       1,512,399            5,177,148
                                                                                      -----------------    -----------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                                                             --                   --
   Return of capital                                                                                 --                   --
                                                                                      -----------------    -----------------
   Change in net assets from dividends to shareholder                                                --                   --
                                                                                      -----------------    -----------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                                3,318,000            8,144,941
   Dividends reinvested                                                                              --                   --
   Cost of shares redeemed                                                                     (568,084)            (282,721)
                                                                                      -----------------    -----------------
   Change in net assets from capital transactions                                             2,749,916            7,862,220
                                                                                      -----------------    -----------------
   Change in net assets                                                                       4,262,315           13,039,368
                                                                                      -----------------    -----------------
NET ASSETS:
   Beginning of Year                                                                         23,903,077           10,863,709
                                                                                      -----------------    -----------------
   End of Period                                                                      $      28,165,392    $      23,903,077
                                                                                      =================    =================
SHARE TRANSACTIONS:
   Issued                                                                                       274,704              803,912
   Reinvested                                                                                        --                   --
   Redeemed                                                                                     (46,899)             (29,285)
                                                                                      -----------------    -----------------
   Change in shares                                                                             227,805              774,627
                                                                                      =================    =================
   Undistributed net investment income (loss)                                         $         (74,177)   $              --
                                                                                      =================    =================

                                                                                                 LARGE COMPANY
                                                                                                  GROWTH FUND
                                                                                      --------------------------------------
                                                                                         FOR THE SIX         FOR THE YEAR
                                                                                         MONTHS ENDED            ENDED
                                                                                        JUNE 30, 2004      DECEMBER 31, 2003
                                                                                      -----------------    -----------------
                                                                                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                                       $          (3,032)   $         (42,374)
   Net realized gains (losses) from investment transactions                                     919,639              (51,284)
   Net realized losses on investments with affiliates                                                --                   --
   Net realized distributions from underlying funds                                                  --                   --
   Change in unrealized appreciation/depreciation of investments                               (535,231)           3,462,595
                                                                                      -----------------    -----------------
   Change in net assets from operations                                                         381,376            3,368,937
                                                                                      -----------------    -----------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                                                             --                   --
   Return of capital                                                                                 --                   --
                                                                                      -----------------    -----------------
   Change in net assets from dividends to shareholder                                                --                   --
                                                                                      -----------------    -----------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                                1,938,339            5,876,287
   Dividends reinvested                                                                              --                   --
   Cost of shares redeemed                                                                     (273,495)            (108,438)
                                                                                      -----------------    -----------------
   Change in net assets from capital transactions                                             1,664,844            5,767,849
                                                                                      -----------------    -----------------
   Change in net assets                                                                       2,046,220            9,136,786
                                                                                      -----------------    -----------------
NET ASSETS:
   Beginning of Year                                                                         18,464,418            9,327,632
                                                                                      -----------------    -----------------
   End of Period                                                                      $      20,510,638    $      18,464,418
                                                                                      =================    =================
SHARE TRANSACTIONS:
   Issued                                                                                       197,735              690,711
   Reinvested                                                                                        --                   --
   Redeemed                                                                                     (28,131)             (13,343)
                                                                                      -----------------    -----------------
   Change in shares                                                                             169,604              677,368
                                                                                      =================    =================
   Undistributed net investment income (loss)                                         $          (3,032)   $              --
                                                                                      =================    =================

                                                                                                  CAPITAL MANAGER
                                                                                                  EQUITY FUND (c)
                                                                                      --------------------------------------
                                                                                         FOR THE SIX         FOR THE YEAR
                                                                                         MONTHS ENDED            ENDED
                                                                                        JUNE 30, 2004      DECEMBER 31, 2003
                                                                                      -----------------    -----------------
                                                                                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                                       $          39,687    $          67,484
   Net realized gains (losses) from investment transactions                                          --                   --
   Net realized losses on investments with affiliates                                              (241)            (318,585)
   Net realized distributions from underlying funds                                                  --                8,678
   Change in unrealized appreciation/depreciation of investments                                629,150            4,215,091
                                                                                      -----------------    -----------------
   Change in net assets from operations                                                         668,596            3,972,668
                                                                                      -----------------    -----------------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income                                                                        (39,687)             (67,484)
   Return of capital                                                                                 --                   --
                                                                                      -----------------    -----------------
   Change in net assets from dividends to shareholder                                           (39,687)             (67,484)
                                                                                      -----------------    -----------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                                2,170,570            2,406,161
   Dividends reinvested                                                                          46,566               55,259
   Cost of shares redeemed                                                                     (573,521)            (564,112)
                                                                                      -----------------    -----------------
   Change in net assets from capital transactions                                             1,643,615            1,897,308
                                                                                      -----------------    -----------------
   Change in net assets                                                                       2,272,524            5,802,492
                                                                                      -----------------    -----------------
NET ASSETS:
   Beginning of Year                                                                         20,606,099           14,803,607
                                                                                      -----------------    -----------------
   End of Period                                                                      $      22,878,623    $      20,606,099
                                                                                      =================    =================
SHARE TRANSACTIONS:
   Issued                                                                                       236,312              302,132
   Reinvested                                                                                     5,155                7,221
   Redeemed                                                                                     (63,244)             (75,579)
                                                                                      -----------------    -----------------
   Change in shares                                                                             178,223              233,774
                                                                                      =================    =================
   Undistributed net investment income (loss)                                         $              --    $              --
                                                                                      =================    =================

BB&T FUNDS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                             INVESTMENT ACTIVITIES
                                                                                ---------------------------------------------
                                                                   NET ASSET                      NET REALIZED/
                                                                     VALUE,         NET          UNREALIZED GAINS  TOTAL FROM
                                                                   BEGINNING     INVESTMENT        (LOSSES) ON     INVESTMENT
                                                                   OF PERIOD    INCOME (LOSS)      INVESTMENTS     ACTIVITIES
                                                                 -------------  -------------    ----------------  ----------
LARGE CAP VALUE FUND (a)
   Six Months Ended June 30, 2004 (Unaudited)                        $ 12.00         0.10               0.35           0.45
   Year Ended December 31, 2003                                      $  9.88         0.19               2.12           2.31
   Year Ended December 31, 2002                                      $ 12.50         0.17              (2.62)         (2.45)
   Year Ended December 31, 2001                                      $ 12.66         0.17              (0.16)          0.01
   Year Ended December 31, 2000                                      $ 12.46         0.39               0.63           1.02
   Year Ended December 31, 1999                                      $ 13.30         0.18              (0.69)         (0.51)

MID CAP GROWTH FUND (b)
   Six Months Ended June 30, 2004 (Unaudited)                        $ 11.69        (0.03)              0.74           0.71
   Year Ended December 31, 2003                                      $  8.56        (0.06)              3.19           3.13
   Year Ended December 31, 2002                                      $ 10.70        (0.09)             (2.05)         (2.14)
   October 15, 2001 to December 31, 2001 (e)                         $ 10.00        (0.01)             (0.71)          0.70

LARGE COMPANY GROWTH FUND
   Six Months Ended June 30, 2004 (Unaudited)                        $  9.64         0.00(d)            0.20           0.20
   Year Ended December 31, 2003                                      $  7.53        (0.02)              2.13           2.11
   Year Ended December 31, 2002                                      $ 10.83        (0.06)             (3.24)         (3.30)
   October 15, 2001 to December 31, 2001 (e)                         $ 10.00        (0.01)              0.84           0.83

CAPITAL MANAGER EQUITY FUND (c)
   Six Months Ended June 30, 2004 (Unaudited)                        $  8.99         0.02               0.27           0.29
   Year Ended December 31, 2003                                      $  7.19         0.03               1.80           1.83
   Year Ended December 31, 2002                                      $  9.28         0.01              (1.98)         (1.97)
   May 1, 2001 to December 31, 2001 (e)                              $ 10.00         0.01              (0.72)         (0.71)

                                                                     DIVIDENDS
                                                                  -------------
                                                                       NET
                                                                   INVESTMENT
                                                                     INCOME
                                                                  -------------
LARGE CAP VALUE FUND (a)
   Six Months Ended June 30, 2004 (Unaudited)                         (0.10)
   Year Ended December 31, 2003                                       (0.19)
   Year Ended December 31, 2002                                       (0.17)
   Year Ended December 31, 2001                                       (0.17)
   Year Ended December 31, 2000                                       (0.42)
   Year Ended December 31, 1999                                       (0.15)

MID CAP GROWTH FUND (b)
   Six Months Ended June 30, 2004 (Unaudited)                            --
   Year Ended December 31, 2003                                          --
   Year Ended December 31, 2002                                          --
   October 15, 2001 to December 31, 2001 (e)                             --

LARGE COMPANY GROWTH FUND
   Six Months Ended June 30, 2004 (Unaudited)                            --
   Year Ended December 31, 2003                                          --
   Year Ended December 31, 2002                                          --
   October 15, 2001 to December 31, 2001 (e)                             --

CAPITAL MANAGER EQUITY FUND (c)
   Six Months Ended June 30, 2004 (Unaudited)                         (0.02)
   Year Ended December 31, 2003                                       (0.03)
   Year Ended December 31, 2002                                       (0.01)
   May 1, 2001 to December 31, 2001 (e)                               (0.01)

----------
  * During the period certain fees were voluntarily reduced. If such voluntary reductions had not occurred, the ratios would have been as indicated. Voluntary reductions may be stopped at any time.
 ** Total return ratios are based on a share outstanding throughout the period and assume reinvestment of distributions at a net asset value. Total return ratios do not reflect charges persuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund's shares.
*** The expense ratios exclude the impact of fees/expenses paid indirectly at the underlying fund level
(a)  Formerly known as BB&T Growth and Income Fund.
(b)  Formerly known as BB&T Capital Appreciation Fund.
(c)  Formerly known as BB&T Capital Manager Aggressive Growth Fund.
(d)  Amount less than $0.005.
(e)  Period from commencement of operations.
(f)  Not annualized for periods less than one year.
(g)  Annualized for periods less than one year.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                                  DIVIDENDS
                                                                  -----------------------------------------
                                                                                   NET REALIZED
                                                                    RETURN OF        GAINS ON      TOTAL
                                                                     CAPITAL       INVESTMENTS   DIVIDENDS
                                                                  ------------     ------------  ----------
LARGE CAP VALUE FUND (a)
   Six Months Ended June 30, 2004 (Unaudited)                          --                --        (0.10)
   Year Ended December 31, 2003                                     (0.00)(d)            --        (0.19)
   Year Ended December 31, 2002                                        --                --        (0.17)
   Year Ended December 31, 2001                                        --                --        (0.17)
   Year Ended December 31, 2000                                        --             (0.40)       (0.82)
   Year Ended December 31, 1999                                        --             (0.18)       (0.33)

MID CAP GROWTH FUND (b)
   Six Months Ended June 30, 2004 (Unaudited)                          --                --           --
   Year Ended December 31, 2003                                        --                --           --
   Year Ended December 31, 2002                                        --                --           --
   October 15, 2001 to December 31, 2001 (e)                           --                --           --

LARGE COMPANY GROWTH FUND
   Six Months Ended June 30, 2004 (Unaudited)                          --                --           --
   Year Ended December 31, 2003                                        --                --           --
   Year Ended December 31, 2002                                        --                --           --
   October 15, 2001 to December 31, 2001 (e)                           --                --           --

CAPITAL MANAGER EQUITY FUND (c)
   Six Months Ended June 30, 2004 (Unaudited)                          --                --        (0.02)
   Year Ended December 31, 2003                                        --                --        (0.03)
   Year Ended December 31, 2002                                        --             (0.11)       (0.12)
   May 1, 2001 to December 31, 2001 (e)                                --                --        (0.01)

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                                   -----------------------------
                                                                                                                     RATIO OF
                                                                                                    NET ASSETS,    EXPENSES TO
                                                                  NET ASSET VALUE,     TOTAL          END OF         AVERAGE
                                                                   END OF PERIOD    RETURN** (f)   PERIOD (000)   NET ASSETS (g)
                                                                  ----------------  ------------   ------------   --------------
LARGE CAP VALUE FUND (a)
   Six Months Ended June 30, 2004 (Unaudited)                         $ 12.35            3.75%       $ 100,291          0.82%
   Year Ended December 31, 2003                                       $ 12.00           23.62%       $  94,683          0.88%
   Year Ended December 31, 2002                                       $  9.88          (19.64)%      $  63,667          0.84%
   Year Ended December 31, 2001                                       $ 12.50            0.16%       $  77,796          0.86%
   Year Ended December 31, 2000                                       $ 12.66            8.45%       $  60,675          0.86%
   Year Ended December 31, 1999                                       $ 12.46           (3.85)%      $  52,525          0.87%

MID CAP GROWTH FUND (b)
   Six Months Ended June 30, 2004 (Unaudited)                         $ 12.40            6.07%       $  28,165          0.84%
   Year Ended December 31, 2003                                       $ 11.69           36.57%       $  23,903          0.98%
   Year Ended December 31, 2002                                       $  8.56          (20.00)%      $  10,864          1.23%
   October 15, 2001 to December 31, 2001 (e)                          $ 10.70            7.00%       $  10,713          1.19%

LARGE COMPANY GROWTH FUND
   Six Months Ended June 30, 2004 (Unaudited)                         $  9.84            2.07%       $  20,511          0.88%
   Year Ended December 31, 2003                                       $  9.64           28.02%       $  18,464          1.04%
   Year Ended December 31, 2002                                       $  7.53          (30.47)%      $   9,328          1.31%
   October 15, 2001 to December 31, 2001 (e)                          $ 10.83            8.30%       $  10,876          1.19%

CAPITAL MANAGER EQUITY FUND (c)
   Six Months Ended June 30, 2004 (Unaudited)                         $  9.26            3.18%       $  22,879          0.47%
   Year Ended December 31, 2003                                       $  8.99           25.47%       $  20,606          0.56%
   Year Ended December 31, 2002                                       $  7.19          (21.25)%      $  14,804          0.64%
   May 1, 2001 to December 31, 2001 (e)                               $  9.28           (7.08)%      $  16,295          0.54%

                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                  ---------------------------------------------------
                                                                     RATIO OF NET         RATIO OF
                                                                   INVESTMENT INCOME     EXPENSES TO
                                                                   (LOSS) TO AVERAGE       AVERAGE          PORTFOLIO
                                                                     NET ASSETS (g)    NET ASSETS* (g)      TURNOVER
                                                                  ------------------   ---------------      ---------
LARGE CAP VALUE FUND (a)
   Six Months Ended June 30, 2004 (Unaudited)                            1.62%              1.11%              4.58%
   Year Ended December 31, 2003                                          1.82%              1.17%             13.96%
   Year Ended December 31, 2002                                          1.57%              1.13%             15.24%
   Year Ended December 31, 2001                                          1.17%              1.15%             14.47%
   Year Ended December 31, 2000                                          3.13%              1.13%             25.46%
   Year Ended December 31, 1999                                          1.43%              1.16%             11.98%

MID CAP GROWTH FUND (b)
   Six Months Ended June 30, 2004 (Unaudited)                           (0.57)%             1.23%             67.93%
   Year Ended December 31, 2003                                         (0.78)%             1.37%            113.75%
   Year Ended December 31, 2002                                         (1.05)%             1.62%             96.89%
   October 15, 2001 to December 31, 2001 (e)                            (0.55)%             1.58%              3.82%

LARGE COMPANY GROWTH FUND
   Six Months Ended June 30, 2004 (Unaudited)                           (0.03)%             1.28%             86.27%
   Year Ended December 31, 2003                                         (0.32)%             1.44%             90.57%
   Year Ended December 31, 2002                                         (0.73)%             1.71%             93.65%
   October 15, 2001 to December 31, 2001 (e)                            (0.32)%             1.59%             16.20%

CAPITAL MANAGER EQUITY FUND (c)
   Six Months Ended June 30, 2004 (Unaudited)                            0.36%              0.57%***           0.04%
   Year Ended December 31, 2003                                          0.40%              0.66%***          10.06%
   Year Ended December 31, 2002                                          0.15%              0.74%***           3.47%
   May 1, 2001 to December 31, 2001 (e)                                  0.18%              0.63%***           9.18%

BB&T VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1.  ORGANIZATION:
    The Variable Insurance Funds (the "Trust") were organized on July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Large Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Large Company Growth Fund and the BB&T Capital Manager Equity Fund, (referred to individually as a "Fund" and collectively as the "Funds"). Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies.

    The BB&T Large Cap Value Fund, the BB&T Mid Cap Growth Fund, and the BB&T Capital Manager Equity Fund were formerly known as BB&T Growth and Income Fund, BB&T Capital Appreciation Fund, and BB&T Capital Manager Aggressive Growth Fund, respectively.

    Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The BB&T Capital Manager Equity Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the "Underlying Funds"). The Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

    SECURITIES VALUATION--Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. For Nasdaq traded securities, fair value may also be determined on the basis of the Nasdaq Official Closing Price ("NOCP") instead of the last reported sales price. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charges.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for no later than one day after trade date. However, for financial reporting purpose's security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    REPURCHASE AGREEMENTS--The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

3.  PURCHASES AND SALES OF SECURITIES:
    Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2004 are as follows:

                                                                                         PURCHASES         SALES
                                                                                        ------------   ------------
    BB&T Large Cap Value Fund                                                           $  8,658,137   $  4,343,746
    BB&T Mid Cap Growth Fund                                                              19,998,975     17,164,824
    BB&T Large Company Growth Fund                                                        17,967,674     16,643,338
    BB&T Capital Manager Equity Fund                                                       1,265,678          8,000

4.  RELATED PARTY TRANSACTIONS:
    Investment advisory services are provided to the Funds by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis.

    Information regarding these transactions is as follows for the period ended June 30, 2004:

                                                                                                     ANNUAL FEE RATE
                                                                                                     ---------------
    BB&T Large Cap Value Fund                                                                            0.74%
    BB&T Mid Cap Growth Fund                                                                             0.74%
    BB&T Large Company Growth Fund                                                                       0.74%
    BB&T Capital Manager Equity Fund                                                                     0.25%

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Trust are affiliated, serves the Trust as distributor. Such officers and trustees are paid no fees directly by the Trust for serving as officers of the Trust. BISYS Ohio serves the Funds as administrator, fund accountant, and transfer agent. BISYS Ohio receives compensation for providing administration, fund accounting, and transfer agency services at fees computed daily as a percentage of the average net assets of the Funds. These fees are accrued daily and payable on a monthly basis. BISYS Ohio may use its fees to pay advertising and marketing expenses for the benefit of the Funds.

    Information regarding these transactions is as follows for the period ended June 30, 2004:

                                                                                                     ANNUAL FEE RATE
                                                                                                     ---------------
    BB&T Large Cap Value Fund                                                                              0.20%
    BB&T Mid Cap Growth Fund                                                                               0.20%
    BB&T Large Company Growth Fund                                                                         0.20%
    BB&T Capital Manager Equity Fund                                                                       0.07%

    The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2004 the Funds did not participate in any service plans.

5.  FEDERAL TAX INFORMATION:
    It is the policy of the Funds to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

    As of the latest tax year end of December 31, 2003, the following Funds have net capital loss carryforwards to offset future net capital gains if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains it is probable that the gains that are offset will not be distributed to shareholders.

                                                                                                          AMOUNT       EXPIRES
                                                                                                        -----------    -------
    BB&T Large Cap Value Fund                                                                           $ 2,260,966      2009
    BB&T Large Cap Value Fund                                                                             3,680,466      2010
    BB&T Large Cap Value Fund                                                                             1,449,740      2011
    BB&T Mid Cap Growth Fund                                                                                121,878      2009
    BB&T Mid Cap Growth Fund                                                                              1,706,541      2010
    BB&T Large Company Growth Fund                                                                           10,921      2009
    BB&T Large Company Growth Fund                                                                        1,749,506      2010
    BB&T Large Company Growth Fund                                                                           69,106      2011
    BB&T Capital Manager Equity Fund                                                                        121,092      2010
    BB&T Capital Manager Equity Fund                                                                        338,725      2011

    Under current tax law, capital losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occuring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October Capital, which will be treated as arising on the first business day of the fiscal year ending December 31, 2004:

                                                                                                                    POST-OCTOBER
                                                                                                                       LOSSES
                                                                                                                    ------------
    BB&T Growth and Income Fund                                                                                       $ 58,936
    BB&T Capital Manager Aggressive Growth Fund                                                                            255

6.  OTHER
    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-(800) 862-6668; (ii) on the Fund's website, www.hartfordinvestor.com: and (iii) on the Comminsion's website at http://www.sec.gov.

    Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
    (i) without charge, upon request, by calling 1-(800) 862-6668 or on the Fund's website, www.hartfordinvestor.com, and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Variable Insurance Funds
            ------------------------------------------------------------------

By (Signature and Title)*   /s/ Adam S. Ness      Adam S. Ness, Treasurer
                         -----------------------------------------------------

Date  September 3, 2004
    -------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Walter B. Grimm   Walter B. Grimm, President
                         -----------------------------------------------------

Date  September 3, 2004
    -------------------------------------

By (Signature and Title)*   /s/ Adam S. Ness      Adam S. Ness, Treasurer
                         -----------------------------------------------------

Date  September 3, 2004
    -------------------------------------